Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities

Note I.	Accounts Payable and Other Accrued Liabilities
Accounts payable and other accrued liabilities consist of the following:

	December 31,
	2013	2012
	(In millions)
Accrued benefits	$239	$251
Salaries and incentives	242	246
Accrued rent	29	45
Trade accounts payable	236	186
Accrued recording fees and transfer taxes	25	51
Accrued premium taxes	43	54
Deferred revenue	90	84
Other accrued liabilities	387	391
	$1,291	$1,308